General and Administrative Costs	9 Months Ended
Sep. 30, 2024
General and Administrative Costs
General and Administrative Costs

17. General and Administrative Costs

General and administrative costs amount to € 9,748,000 for the nine month period ended September 30, 2024 (nine month period ended September 30, 2023: € 11,486,000).